Cover	May 13, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 13, 2024
Entity Registrant Name	Hyzon Motors Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-3962
Entity Tax Identification Number	82-2726724
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60440
Entity Address, City or Town	Bolingbrook
Entity Address, Address Line One	599 South Schmidt Road
Local Phone Number	484-9337
City Area Code	585
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001716583
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HYZN
Security Exchange Name	NASDAQ
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	HYZNW
Security Exchange Name	NASDAQ